Description of The Business (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended
	Jul. 31, 2022	Mar. 31, 2022	Jun. 30, 2022
Description of The Business (Details) [Line Items]
Borrowing aggregate principal amount		$ 20
Base to be considered for calculating equity value			65,000,000
Subsequent Event [Member]
Description of The Business (Details) [Line Items]
Restricted stock awards period of acceleration of vesting from date of the transactions	90 days
B Riley Term Loan [Member]
Description of The Business (Details) [Line Items]
Cumulative amount borrowed			$ 20